Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ 1,858,570	$ 7,369,119	$ 4,814,703